Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
Note 6 - Inventories

	December 31
	2023	2024
	US$ thousands

Raw materials and components	36,979	23,130
Products in process	9,189	12,494
Finished products	5,339	5,436
	51,507	41,060

In the years ended December 31, 2022, 2023 and 2024, the Company recorded inventory write-downs in the amount of US$ 3,002 thousand, US$ 6,433 thousand and US$ 3,682 thousand, respectively.